Lease liabilities - Contractual maturities (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Carrying value	$ 477,902	$ 376,101
Total contractual cash flows	$ 845,031	700,877
Average remaining lease term	12 years 1 month 6 days
Within 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	$ 78,798	54,303
2-3 years
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	149,453	106,015
4-5 years
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	129,489	99,573
Over 5 years
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	$ 487,291	$ 440,986